SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
20. SEGMENT REPORTING

Prior to the disposal of discontinued business on September 29, 2017 (Note 3), which have been presented as discontinued operations for all the periods presented herein, the Company operated and managed three principal reportable segments, Wafer, Cell and module, and Solar power projects. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules, and service revenue from tolling arrangements. The solar power projects segment is a newly formed segment in year 2015 which involves solar power project development, EPC services and electricity revenue generation. Ancillary revenues and expenses and other unallocated costs and expenses are recorded in other.

Pursuant to the disposal of the manufacturing business and LED distribution business on September 27, 2017 (Note 3) presented in discontinued operations for all the periods presented herein, the Company further separated the solar power project segment into three reportable segments, including solar power project development, EPC services and electricity revenue generation. Ancillary revenues and expenses and other unallocated costs and expenses are recorded in other.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net revenue and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	Year ended December 31, 2015
	Solar power project development	Electricity revenue generation	Other	Total
Net revenue	$110,737,934	$5,551,742	$41,260	$116,330,936
Gross profit	$20,707,899	$2,308,921	$18,336	$23,035,156

	Year ended December 31, 2016
	Solar power project development	Electricity revenue generation	Other	Total
Net revenue	$77,372,737	$3,131,997	$-	$80,504,734
Gross profit	$6,432,290	$800,591	$-	$7,232,881

	Year ended December 31, 2017
	Solar power project development	Electricity revenue generation	EPC services	Other	Total
Net revenue	$64,837,042	$12,247,320	$25,853,288	$36,349	$102,973,999
Gross profit	$3,575,775	$7,031,670	$3,524,310	$-	$14,131,755

The following table summarizes the Company’s revenues generated by the geographic location of customers:

	Years ended December 31,
	2015	2016	2017
China	$-	$-	$67,533,887
America	41,260	-	18,323,947
Japan	5,719,672	9,175,391	-
Bulgaria	3,083,823	652,559	-
Romania	2,467,920	2,393,030	4,844,238
England	105,018,261	68,283,754	7,271,370
Turkey	-	-	4,995,648
France	-	-	4,909
Total	$116,330,936	$80,504,734	$102,973,999